Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - J Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	9.41%	18.57%	(15.78%)	27.68%	14.76%	26.33%	(8.92%)	15.08%	15.80%	(9.38%)
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - J Shares
Prospectus [Line Items]
Annual Return [Percent]	[2]	10.01%	16.98%	(17.54%)	24.00%

[1]	The returns in the bar chart are for the Class J shares. Class I and Class Y shares would have substantially similar annual returns as Class J shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.
[2]	The returns in the bar chart are for the Class J shares. Class I and Class Y shares would have substantially similar annual returns as Class J shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.